Segments (Details) $ in Thousands	3 Months Ended									9 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment											3
Total Revenues	$ 23,912	$ 25,928	$ 25,707	$ 27,080	$ 25,465	$ 26,312	$ 25,795	$ 26,685	$ 25,840		$ 104,180	$ 104,632
Consolidated gross profit	3,981	3,739	4,358	5,567	4,607	4,536	5,370	5,688	5,602		18,271	21,196
Consolidated loss from operations	(1,135)	$ (1,398)	$ (1,290)	$ (248)	(1,609)	$ (1,745)	$ (105)	$ (1,998)	$ (1,451)		(4,545)	(5,299)
Loss on sale of buildings										$ (500)	(507)	0
Goodwill impairment											(476)	(166)
Total depreciation and amortization	1,809				2,262
Segment Income from Operations [Member]
Segment Reporting Information [Line Items]
Consolidated loss from operations											(3,562)	(3,794)
Diagnostic Services Segment [Member]
Segment Reporting Information [Line Items]
Total Revenues	11,726				12,025						49,256
Consolidated gross profit	2,581				2,247
Consolidated loss from operations	1,736				993
Total depreciation and amortization	304				596
Mobile Healthcare Segment [Member]
Segment Reporting Information [Line Items]
Total Revenues	9,663				10,598						42,941
Consolidated gross profit	614				1,115
Consolidated loss from operations	(623)				(51)
Total depreciation and amortization	1,427				1,592
Diagnostic Imaging Segment [Member]
Segment Reporting Information [Line Items]
Total Revenues	2,523				2,842						11,983
Consolidated gross profit	786				1,245
Consolidated loss from operations	343				619
Total depreciation and amortization	78				74
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Consolidated loss from operations	$ (2,591)				$ (3,170)
Non-US [Member]
Segment Reporting Information [Line Items]
Total Revenues											1,200	1,000
Operating Segments [Member] | DIS [Member]
Segment Reporting Information [Line Items]
Total Revenues											49,256	49,016
Consolidated gross profit											9,447	9,942
Consolidated loss from operations											732	(134)
Operating Segments [Member] | 621512 Diagnostic Imaging Centers [Member]
Segment Reporting Information [Line Items]
Total Revenues											11,983	12,081
Consolidated gross profit											5,142	5,036
Consolidated loss from operations											(304)	(1,097)
Operating Segments [Member] | Mobile Healthcare [Member]
Segment Reporting Information [Line Items]
Total Revenues											42,941	43,535
Consolidated gross profit											3,682	6,218
Consolidated loss from operations											(3,990)	(2,563)
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Loss on sale of buildings											(507)	0
Goodwill impairment											(476)	(166)
Litigation reserve											$ 0	$ (1,339)